Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Preferred Stock and Stockholders' Deficit
8. Preferred Stock and Stockholders’ Equity
Purchase Agreement
On January 24, 2022, the Company entered into the Purchase Agreement and a registration rights agreement with Lincoln Park which provides for the sale to Lincoln Park up to $50.0 million of shares (the “Purchase Shares”) of the Company’s common stock over the thirty-six
(36) month term of the Purchase Agreement. In connection with the Purchase Agreement, Lincoln Park made an initial purchase of $3.0 million of shares of common stock, which equated to 22,304 shares of common stock, and the Company issued 5,717 shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement. The Company recognized $0.8 million of other expense relating to the commitment fee share issuance. As of December 31, 2023, a total of 1,200 shares of common stock have been sold in addition to the upfront amount. There were no purchases under the Purchase Agreement during the year ended December 31, 2023.
Under the Purchase Agreement, the Company has sole discretion, subject to certain conditions, on any business day selected by the Company to require Lincoln Park to purchase up to 1,200 shares of common stock (the “Fully Adjusted Regular Purchase Share Limit”) at the Purchase Price (as defined below) per purchase notice (each such purchase, a “Regular Purchase”). The Fully Adjusted Regular Purchase Share Limit may be increased as follows: to up to 2,000 shares if the closing price is not below $125.00, and up to 3,000 shares if the closing price is not below $250.00. Lincoln Park’s committed obligation under each Regular Purchase is capped at $500,000, unless the Parties agree otherwise. The purchase price for Regular Purchases (the “Purchase Price”) shall be equal to the lesser of: (i) the lowest sale price of the common shares during the Purchase Date (as defined in the Purchase Agreement), or (ii) the average of the three (3) lowest closing sale prices of the common shares during the ten (10) business days prior to the Purchase Date.
In addition to Regular Purchases and subject to certain conditions and limitations, the Company in its sole discretion may require Lincoln Park on each Purchase Date to purchase on the following business day up to the lesser of (i) three (3) times the number of shares purchased pursuant to such Regular Purchase or (ii) 25% of the trading volume on the Accelerated Purchase Date (as defined in the Purchase Agreement) (the “Accelerated Purchase”) (unless the Parties agree otherwise) at a purchase price equal to the lesser of 97% of (i) the closing sale price on the Accelerated Purchase Date, or (ii) the Accelerated Purchase Date’s volume weighted average price (the “Accelerated Purchase Price”). The Company has the sole right to set a minimum price threshold for each Accelerated Purchase in the notice provided with respect to such Accelerated Purchase and under certain circumstances and in accordance with the Purchase Agreement the Company may direct multiple Accelerated Purchases in a day.
The aggregate number of shares that the Company can sell to Lincoln Park under the Purchase Agreement may not exceed 325,357 shares of the Common Shares (which is equal to approximately 19.99% of the shares of the Common Shares outstanding immediately prior to the execution of the Purchase Agreement) (the “Exchange Cap”), unless (i) shareholder approval is obtained to issue Purchase Shares above the Exchange Cap, in which the Exchange Cap will no longer apply, or (ii) the average price of all applicable sales of Common Shares to Lincoln Park under the Purchase Agreement equals or exceeds $160.50 per share; provided that at no time may Lincoln

Park (together with its affiliates) beneficially own more than 4.99% of the Company’s issued and outstanding Common Shares.
The Purchase Agreement contains customary representations, warranties, covenants, closing conditions, indemnification and termination provisions. The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty, by giving one business day notice to Lincoln Park. Further, Lincoln Park has covenanted not to engage in any direct or indirect short selling or hedging of the Common Shares. There are no limitations on the use of proceeds, financial or business covenants, restrictions on future financings (other than restrictions on the Company’s ability to enter into a similar type of agreement or Equity Line of Credit during the Term, excluding an
At-The-Market
transaction with a registered broker-dealer), rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.
At-the-Market
Offering Program
In September 2022, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor, under which the Company may, from time to time, sell shares of the Company’s common stock having an aggregate offering price of up to $50.0 million in “at the market” offerings (the “ATM Offering Program”) through Cantor. Sales of the shares of common stock will be made at prevailing market prices at the time of sale, or as otherwise agreed with Cantor. Cantor will receive a commission from the Company of up to 3.0% of the gross proceeds of any shares of common stock sold under the Sales Agreement. In August 2023, the Company amended and supplemented its prospectus, dated September 9, 2022 (the “Prospectus”), relating to the offer and sale of shares of its common stock pursuant to the Sales Agreement (the “Prospectus Supplement”) as the Company was no longer subject to General Instruction I.B.6. of Form
S-3,
which limited the amounts that the Company could sell under the registration statement of which the Prospectus and Prospectus Supplement are a part.
During the year ended December 31, 2023, the Company sold an aggregate of 537,200 shares of common stock at a weighted-average price of $13.48 per share for gross proceeds of approximately $7.2 million under the ATM Offering Program. Offering costs, including commissions, of approximately $0.4 million were recorded as an offset to gross proceeds within additional paid-in
capital.
During the year ended December 31, 2022, the Company sold an aggregate of 19,157 shares of common stock at a weighted-average price of $15.03 per share for gross proceeds of approximately $0.3 million under the ATM Offering Program. Offering costs, including commissions, of approximately $0.2 million were recorded as an offset to gross proceeds within additional paid-in
capital.
Registered Direct Offerings
The May 2023 Registered Direct Offering included the issuance and sale of an aggregate of 188,000 shares of the Company’s common stock at a purchase price of $16.375 per share in a registered direct offering priced at-the-market
under Nasdaq rules. In addition, the offering included the issuance of the May 2023
Pre-Funded
Warrants, which were immediately exercised, and the May 2023 Common Stock Warrants. The Company received gross proceeds from the May 2023 Registered Direct Offering of $7.5 million with net proceeds of approximately $6.7 million after deducting $0.8 million in commissions and other transaction costs.
In connection with the May 2023 Registered Direct Offering, the Company paid H.C. Wainwright & Co., LLC, as exclusive placement agent, an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the offering and a management fee equal to 1.0% of the gross proceeds received by the Company from the offering. The Company also paid the placement agent $75,000 for non-accountable
expenses and $15,950 for clearing fees. Additionally, the Company issued designees of the placement agent the May 2023 Placement Agent Warrants, equal to 7.0% of the aggregate number of shares of common stock and pre-funded
warrants placed in the offering.

The June 2023 Registered Direct Offering included the issuance and sale of an aggregate of 238,000 shares of the Company’s common stock at a purchase price of $28.125 per share in a registered direct offering priced at-the-market
under Nasdaq rules. In addition, the offering included the issuance of the June 2023
Pre-Funded
Warrants, which were immediately exercised, and the June 2023 Common Stock Warrants. The Company received gross proceeds from the June 2023 Registered Direct Offering of $8.7 million with net proceeds of approximately $7.8 million after deducting $0.9 million in commissions and other transaction costs.
In connection with the June 2023 Registered Direct Offering, the Company paid H.C. Wainwright & Co., LLC, as exclusive placement agent, an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the offering and a management fee equal to 1.0% of the gross proceeds received by the Company from the offering. The Company also paid the placement agent $50,000 for non-accountable
expenses and $15,950 for clearing fees. Additionally, the Company issued designees of the placement agent the June 2023 Placement Agent Warrants, equal to 7.0% of the aggregate number of shares of common stock and pre-funded
warrants placed in the offering.
Preferred Stock
Upon closing of the Business Combination transaction, pursuant to the terms of the Amended and Restated Certificate of Incorporation, 100,000,000 shares of preferred stock with a par value of $0.0001 per share were authorized. eFFECTOR’s Board of Directors (the “Board of Directors”) has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock immediately after the closing of the Business Combination and no preferred stock has been issued as of December 31, 2023.
Sponsor Shares
In connection with the closing of the Business Combination, the LWAC sponsor received 162,250 shares of eFFECTOR common stock, of which 12,000 shares were subject to vesting if, on or prior to August 25, 2024, the price of shares of common stock equals or exceeds $375.00 per share for a period of at least 20 trading days out of 30 consecutive trading days ending on the trading day immediately prior to the date of determination (the “Sponsor Shares”). The 12,000 Sponsor Shares subject to vesting meet the criteria for equity classification, but are not considered outstanding from an accounting perspective. These shares are considered issued but not outstanding as of December 31, 2023 and December 31, 2022, and have been excluded from outstanding shares in the calculation of loss per share for the years ended December 31, 2023 and 2022.
Employee Stock Purchase Plan
The ESPP provides for
six-month
offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. An aggregate of 35,200 shares were initially reserved and available for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 1.0% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by our Board of Directors; provided that the total number of shares of common stock that become available for issuance under the ESPP will never exceed 600,000. If our capital structure changes because of a stock dividend, stock split or similar event, the number of shares that can be issued under the ESPP will be appropriately adjusted. As of December 31, 2023, 59,144 shares were reserved for future issuance under the ESPP. During the years ended December 31, 2023 and 2022, 5,694 and 3,433 shares of common stock were issued under the ESPP, respectively.

2013 Equity Incentive Plan
Prior to the Business Combination, Old eFFECTOR maintained its 2013 Equity Incentive Plan (the “2013 Plan”), under which Old eFFECTOR granted incentive stock options, restricted stock awards, and other stock-based awards to employees, directors, and non-employee
consultants. Upon completion of the Business Combination, the Company ceased granting awards under the 2013 Plan and, as described below, all awards under the 2013 Plan were converted into awards under the 2021 Plan with the same terms and conditions. As of August 25, 2021, prior to the Business Combination transaction, 156,781 Old eFFECTOR options remained outstanding under the 2013 Plan. In connection with the completion of the Business Combination and the adoption of the 2021 Plan, no further awards will be granted under the 2013 Plan. As of December 31, 2023, there were 130,694 options outstanding under the 2013 Plan.
2021 Equity Incentive Plan
In connection with the consummation of the Business Combination on August 25, 2021, the Board of Directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”). As of December 31, 2023, 446,630 shares of common stock are authorized for issuance pursuant to awards under the 2021 Plan, inclusive of any shares of common stock subject to stock options, restricted stock awards or other awards that were assumed in the Business Combination. As of December 31, 2023, 375,506 options to purchase common shares have been awarded and 96,449 shares remain available for issuance under the 2021 Plan. The 2021 Plan permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards to employees, directors, and non-employee
consultants.
Options granted under the 2021 Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options, ten years from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the fair market value of the Company’s stock on the date of the option grant, defined as the closing sales price of the Company’s common stock. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years.
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2022	349,495	$68.23	7.4	$—
Granted	151,589	13.01	9.1
Exercised	(3,590)	13.00	—
Cancelled or forfeited	(16,619)	55.70	6.6

Outstanding at December 31, 2023	480,875	$51.67	7.3	$—

Vested and exercisable at December 31, 2023	292,803	$57.64	6.3	$—

For the year ended December 31, 2023 the total fair value of vested options was $5.0 million. The weighted-average grant date fair value of employee and non-employee
option grants during the year ended December 31, 2023 was $9.39 per share and $9.56 per share, respectively. The intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was zero.

Stock-Based Compensation Expense
The Company recognized stock-based compensation expense specifically related to stock options of $4.6 million and $5.0 million for the years ended December 31, 2023 and 2022, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.6% - 4.4%	1.7% - 4.1%
Expected volatility	84% - 85%	82% - 86%
Expected term (in years)	5.3 - 6.1	5.2 - 6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the SEC. The simplified method calculates the expected term as the weighted average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period in which they occur.
As of December 31, 2023, the unrecognized compensation cost related to outstanding employee options was $4.6 million and is expected to be recognized as expense over approximately 2.2 years. Unrecognized compensation cost related to outstanding nonemployee options was $0.9 million as of December 31, 2023, and is expected to be recognized as expense over approximately 0.7 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2023:

December 31, 2023
Stock options issued and outstanding	480,875
Public warrants issued and outstanding	233,332
Private placement warrants issued and outstanding	7,266
Common stock warrants issued and outstanding	768,592
Placement agent warrants issued and outstanding	53,799
Unvested sponsor shares	12,000
Authorized for future stock awards or option grants	96,449
Authorized for future issuances under the ESPP	59,144

Total	1,711,457